Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Parenthetical) - CHF (SFr)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Foreign currency translation differences, tax	SFr 0	SFr 0
Remeasurement of defined benefit plans, tax	SFr 0	SFr 0